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THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415

December 23, 2004

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549

RE:  Thrivent Mutual Funds
     File No. 33-12911
     Post-Effective Amendment No. 54 to the Form N-1A Registration Statement

Ladies and Gentlemen:

Enclosed herewith for filing is Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Thrivent Mutual Funds (the Registrant), filed in accordance with Rule 485(a)(1) of the Securities Act of 1933. This amendment includes revised disclosure regarding Registrant's policy on (1) fair valuation, (2) breakpoints, (3) frequent trading, and (4) disclosure of portfolio holdings. Prior to the effective date of the amendment, Registrant will file a subsequent amendment pursuant to Rule 485(b) with updated expense and performance information and financial statements.

If you have any questions about this filing, please contact me at (612)
340-7005.

Sincerely,


/s/ John C. Bjork
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John C. Bjork
Assistant Secretary